Long Term Investment (Details) ¥ in Millions							1 Months Ended				12 Months Ended
	Nov. 01, 2022 USD ($) shares	Jan. 01, 2022 USD ($)	Sep. 23, 2021 shares	May 26, 2021 shares	Nov. 28, 2019 shares	Sep. 30, 2019 shares	Mar. 24, 2023 USD ($) shares	Dec. 28, 2022 USD ($) shares	Jun. 28, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Mar. 28, 2023	Dec. 31, 2022 CNY (¥)
Long Term Investment [Line Items]
Amount invested												$ 434,960		¥ 3.0
Split adjusted shares			1,042	14,958	240	208
Equivalent value | $	$ 9,058,701						$ 15,906,186	$ 4,446,163	$ 6,674,772	$ 8,305,222		$ 1,844,377
Additional equity percentage							32.00%			31.00%
Consideration amount | $		$ 0
Shares of gain | $											$ 70,947
Shenzhen Chenbao Information service Co., Ltd [Member]
Long Term Investment [Line Items]
Equity interest percentage												5.00%		5.00%
SamartConn CO.,Limited [Member]
Long Term Investment [Line Items]
Equity interest percentage										19.99%
DTI Group Limited [Member]
Long Term Investment [Line Items]
Equity interest percentage	19.00%
Guangzhou Xingsheng Information Technology Limited [Member]
Long Term Investment [Line Items]
Equity interest percentage		5.00%
Boxinrui International Holdings Limited (“Boxinrui”) [Member]
Long Term Investment [Line Items]
Equity interest percentage								20.00%	15.00%
Boxinrui Acquisition [Member]
Long Term Investment [Line Items]
Percentage of equity interest													65.00%
Shenzhen Chenbao Information service Co., Ltd [Member] | Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Split adjusted shares												23,985
SamartConn CO.,Limited [Member] | Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Split adjusted shares										71,410
DTI Group Limited [Member] | Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Split adjusted shares	231,278						698,301
Boxinrui International Holdings Limited (“Boxinrui”) [Member] | Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Split adjusted shares								230,419	83,094